Real Estate Properties - Acquisition Activities (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Jan. 31, 2017 USD ($) ft²	Dec. 31, 2017 USD ($) ft² building property	Dec. 31, 2016 USD ($) ft² building property
Real Estate Properties [Line Items]
Number of properties acquired | property				3
Number of buildings acquired | building				5
Rentable area of properties (in square feet) | ft²				830,185
Purchase price				$ 199,304
Land				14,790
Buildings and Improvements				145,006
Other Assumed Assets				$ 2,167
Manassas, VA
Real Estate Properties [Line Items]
Number of properties acquired | property			1
Rentable area of properties (in square feet) | ft²		69,374	69,374
Percentage of property lease			100.00%
Capitalized transaction costs			$ 37
Purchase price		$ 12,657	$ 12,657
Land		1,562
Buildings and Improvements		8,253
Other Assumed Assets		$ 2,842
Office Building
Real Estate Properties [Line Items]
Number of buildings acquired | building				5
Office Building | Manassas, VA
Real Estate Properties [Line Items]
Number of buildings acquired | building			1
Transferable Development Rights | Washington, D.C.
Real Estate Properties [Line Items]
Payments to acquire transferable development rights	$ 2,030